Janus Investment Fund

Janus Global Research Fund

Supplement dated December 1, 2014
to Currently Effective Prospectuses

Effective December 15, 2014, the following replaces in its entirety the corresponding information for Janus Global Research Fund (the “Fund”).

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Global Research Fund’s Prospectuses:

Portfolio Management: Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of a team of sector team leaders consisting of Jean Barnard, CFA, John Jordan, Kristopher Kelley, CFA, Ethan Lovell, Kenneth Spruell, CFA, and Garth Yettick, CFA, and has done so since December 2014.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Global Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by Carmel Wellso) selects investments for Janus Global Research Fund and has done so since March 2013.

Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of a team of sector team leaders consisting of Jean Barnard, John Jordan, Kristopher Kelley, Ethan Lovell, Kenneth Spruell, and Garth Yettick who work together with the Research Team in selecting investments for the Fund.

Jean Barnard, CFA, is an equity research analyst primarily focusing on the communications sector globally. Ms. Barnard also serves as the sector team leader of the communications sector research team and assistant portfolio manager on the Janus Classic Growth strategy, including Janus Fund and all related portfolios. Ms. Barnard joined Janus Capital in 1992. Ms. Barnard holds a Bachelor of Arts degree in Economics and Political Science from Yale University, where she graduated with distinction. Ms. Barnard holds the Chartered Financial Analyst designation.

John Jordan is an equity research analyst primarily focusing on the financials sector and serves as team leader of the financials sector research team. Mr. Jordan joined Janus Capital as a research analyst in 2008. Mr. Jordan holds a Bachelor of Arts degree in History and Economics from the University of Virginia where he graduated with high distinction and Phi Beta Kappa, and a Juris Doctorate from Yale Law School.

Kristopher Kelley, CFA, is an equity research analyst primarily focusing on the industrials and materials sector and energy and utilities sector, a position he has held since July 2010. Mr. Kelley is also team leader of the energy and utilities sector research team. Mr. Kelley joined Janus Capital in July 2008 as a junior analyst. He holds a Bachelor of Science degree in Business Administration, with a concentration in Finance, from Regis University and a Master’s degree in Business Administration from the University of Chicago Booth School of Business. Mr. Kelley holds the Chartered Financial Analyst designation.

Ethan Lovell is an equity research analyst primarily focusing on the global pharmaceutical industry. Mr. Lovell also serves as a co-team leader of the health care sector research team and is assistant portfolio manager on the Janus Global Life Sciences strategy. Mr. Lovell joined Janus Capital as a research analyst in August 2007. Mr. Lovell holds a Bachelor of Arts degree from Bowdoin College with a double major in Chemistry and Economics and a Master’s degree in Business Administration from Tulane University.

Kenneth Spruell, CFA, is an equity research analyst primarily focusing on the industrial sector. Mr. Spruell also serves as team leader of the industrials and materials sector research team. Mr. Spruell joined Janus Capital as a research analyst in June 2008. He holds a Bachelor of Science degree in Electrical Engineering from Rice University and a Master’s degree in Business Administration, with a concentration in Finance and Entrepreneurship, from the University of Texas, McCombs School of Business. Mr. Spruell holds the Chartered Financial Analyst designation.

Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of a team of sector team leaders and has done so since December 2014. Ms. Wellso is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. She joined Janus Capital in June 2008 as a research analyst. Ms. Wellso holds a Bachelor’s degree in English Literature and Business Administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Garth Yettick, CFA, is an equity research analyst primarily focusing on technology companies and serves as co-team leader of the technology sector research team. Mr. Yettick joined Janus Capital as a research analyst in October 1997. Mr. Yettick holds a Bachelor of Arts degree in Computer Science and Mathematics from Harvard University, where he graduated magna cum laude and Phi Beta Kappa. Mr. Yettick holds the Chartered Financial Analyst designation.

Effective December 15, 2014, all references to James P. Goff in the Fund’s Prospectuses are replaced with Carmel Wellso.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Research Fund

Supplement dated December 1, 2014
to Currently Effective Prospectuses

Effective December 15, 2014, the following replaces in its entirety the corresponding information for Janus Research Fund (the “Fund”).

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Research Fund’s Prospectuses:

Portfolio Management: Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of a team of sector team leaders consisting of Jean Barnard, CFA, John Jordan, Kristopher Kelley, CFA, Ethan Lovell, Kenneth Spruell, CFA, and Garth Yettick, CFA, and has done so since December 2014.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by Carmel Wellso) selects investments for Janus Research Fund and has done so since March 2013.

Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of a team of sector team leaders consisting of Jean Barnard, John Jordan, Kristopher Kelley, Ethan Lovell, Kenneth Spruell, and Garth Yettick who work together with the Research Team in selecting investments for the Fund.

Jean Barnard, CFA, is an equity research analyst primarily focusing on the communications sector globally. Ms. Barnard also serves as the sector team leader of the communications sector research team and assistant portfolio manager on the Janus Classic Growth strategy, including Janus Fund and all related portfolios. Ms. Barnard joined Janus Capital in 1992. Ms. Barnard holds a Bachelor of Arts degree in Economics and Political Science from Yale University, where she graduated with distinction. Ms. Barnard holds the Chartered Financial Analyst designation.

John Jordan is an equity research analyst primarily focusing on the financials sector and serves as team leader of the financials sector research team. Mr. Jordan joined Janus Capital as a research analyst in 2008. Mr. Jordan holds a Bachelor of Arts degree in History and Economics from the University of Virginia where he graduated with high distinction and Phi Beta Kappa, and a Juris Doctorate from Yale Law School.

Kristopher Kelley, CFA, is an equity research analyst primarily focusing on the industrials and materials sector and energy and utilities sector, a position he has held since July 2010. Mr. Kelley is also team leader of the energy and utilities sector research team. Mr. Kelley joined Janus Capital in July 2008 as a junior analyst. He holds a Bachelor of Science degree in Business Administration, with a concentration in Finance, from Regis University and a Master’s degree in Business Administration from the University of Chicago Booth School of Business. Mr. Kelley holds the Chartered Financial Analyst designation.

Ethan Lovell is an equity research analyst primarily focusing on the global pharmaceutical industry. Mr. Lovell also serves as a co-team leader of the health care sector research team and is assistant portfolio manager on the Janus Global Life Sciences strategy. Mr. Lovell joined Janus Capital as a research analyst in August 2007. Mr. Lovell holds a Bachelor of Arts degree from Bowdoin College with a double major in Chemistry and Economics and a Master’s degree in Business Administration from Tulane University.

Kenneth Spruell, CFA, is an equity research analyst primarily focusing on the industrial sector. Mr. Spruell also serves as team leader of the industrials and materials sector research team. Mr. Spruell joined Janus Capital as a research analyst in June 2008. He holds a Bachelor of Science degree in Electrical Engineering from Rice University and a Master’s degree in Business Administration, with a concentration in Finance and Entrepreneurship, from the University of Texas, McCombs School of Business. Mr. Spruell holds the Chartered Financial Analyst designation.

Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of a team of sector team leaders and has done so since December 2014. Ms. Wellso is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. She joined Janus Capital in June 2008 as a research analyst. Ms. Wellso holds a Bachelor’s degree in English Literature and Business Administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Garth Yettick, CFA, is an equity research analyst primarily focusing on technology companies and serves as co-team leader of the technology sector research team. Mr. Yettick joined Janus Capital as a research analyst in October 1997. Mr. Yettick holds a Bachelor of Arts degree in Computer Science and Mathematics from Harvard University, where he graduated magna cum laude and Phi Beta Kappa. Mr. Yettick holds the Chartered Financial Analyst designation.

Effective December 15, 2014, all references to James P. Goff in the Fund’s Prospectuses are replaced with Carmel Wellso.

Please retain this Supplement with your records.